Related Parties (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties
16. Related Parties

In regard to the following related party disclosures, the Company’s management cannot be sure that such transactions or arrangements would be the same to the Company if the parties involved were unrelated and such differences could be material.

The Company provides certain employees partnership interest awards which are paid by Holdings, Holdings II and Management LLC. Refer to Note 11 for further details.

The Company has a sublease agreement with Holdings. Because the terms of the sublease are identical to the terms of the original lease, there is no impact to net income (loss) in the Condensed Consolidated Statements of Income or Condensed Consolidated Statements of Cash Flows.

The Company incurs certain costs, primarily related to accounting, client reporting, investment-decision making and treasury-related expenditures, for which it receives reimbursement from the GCM Funds in connection with its performance obligations to provide investment management services. Due from related parties in the Condensed Consolidated Statements of Financial Condition includes net receivables of approximately $8.4 million and $11.2 million as of March 31, 2021 and December 31, 2020, respectively, paid on behalf of affiliated entities that are reimbursable to the Company.

Our executive officers, senior professionals, and certain current and former employees and their families invest on a discretionary basis in GCM Funds, which are generally not subject to management fees and performance fees. As of March 31, 2021 and December 31, 2020, such investments and future commitments aggregated $442.0 million and $426.7 million, respectively.

Certain employees of the Company have an economic interest in an entity that is the owner and landlord of the building in which the principal headquarters of the Company are located.

The Company utilizes the services of an insurance broker to procure insurance coverage, including its general commercial package policy, workers’ compensation and professional and management liability coverage for its directors and officers. Certain members of Holdings have an economic interest in, and relatives are employed by, the Company’s insurance broker.

From time to time, certain of the Company’s executive officers utilize a private business aircraft, including an aircraft wholly owned or controlled by members of Holdings. Additionally, the Company arranges for the use of the private business aircraft through a number of charter services, including entities predominantly or wholly owned or controlled by members of Holdings. The Company paid approximately $0.2 million and $0.9 million for the three months ended March 31, 2021, and 2020, respectively, to utilize aircraft and charter services wholly owned or controlled by members of Holdings, which is recorded within general, administrative and other in the Condensed Consolidated Statements of Income.

Prior to the Transaction, the Company paid for all direct and indirect expenses of GCMHGP LLC, including accounting and administrative expenses. GCMHGP LLC did not reimburse the Company for such expenses, which were immaterial to the Company.

19. Related Parties

In regard to the following related party disclosures, the Company’s management cannot be sure that such transactions or arrangements would be the same to the Company if the parties involved were unrelated and such differences could be material.

The Company provides certain employees partnership interest awards which are paid by Holdings, Holdings II and Management LLC. Refer to Note 14 for further details.

The Company has a sublease agreement with Holdings. Because the terms of the sublease are identical to the terms of the original lease, there is no impact to net income (loss) in the Consolidated Statements of Income or Consolidated Statements of Cash Flows.

The Company incurs certain costs, primarily related to accounting, client reporting, investment-decision making and treasury-related expenditures, for which it receives reimbursement from the GCM Funds in connection with its performance obligations to provide investment management services. Due from related parties in the Consolidated Statements of Financial Condition includes net receivables of approximately $11.2 million and $10.0 million as of December 31, 2020 and 2019, respectively, paid on behalf of affiliated entities that are reimbursable to the Company.

Our executive officers, senior professionals, and certain current and former employees and their families invest on a discretionary basis in GCM Funds, which are generally not subject to management fees and performance fees. As of December 31, 2020 and 2019, such investments and future commitments aggregated $426.7 million and $334.8 million, respectively.

Certain employees of the Company have an economic interest in an entity that is the owner and landlord of the building in which the principal headquarters of the Company are located.

GCMH held an investment of approximately $3.3 million as of December 31, 2019 in an entity in which the managing member is an affiliate of the managing member of Holdings. During 2020, the Company funded $1.0 million of capital contributions, and then GCMH transferred the investment to Holdings for approximately $4.3 million prior to the close of the Transaction as defined in Note 3. There was no gain or loss recorded upon the sale.

The Company utilizes the services of an insurance broker to procure insurance coverage, including its general commercial package policy, workers’ compensation and professional and management liability coverage for its directors and officers. Certain members of Holdings have an economic interest in, and relatives are employed by, the Company’s insurance broker.

From time to time, certain of the Company’s executive officers utilize a private business aircraft, including an aircraft wholly owned or controlled by members of Holdings. Additionally, the Company arranges for the use of the private business aircraft through a number of charter services, including entities predominantly or wholly owned or controlled by members of Holdings. The Company paid approximately $0.5 million, $3.7 million and $3.2 million for the years ended December 31, 2020, 2019 and 2018, respectively, to utilize aircraft and charter services wholly owned or controlled by members of Holdings, which is recorded within general, administrative and other expenses in the Consolidated Statements of Income.

Prior to the Transaction, the Company paid for all direct and indirect expenses of GCMHGP LLC, including accounting and administrative expenses. GCMHGP LLC did not reimburse the Company for such expenses, which were immaterial to the Company.